Trade and other payables	12 Months Ended
Mar. 31, 2018
Trade And Other Payables [Abstract]
Trade and other payables

17. Trade and other payables

At 31 March	2018 £m	2017 £m	2016 £m

Current
Trade payables	3,991	4,205	4,331
Amounts owed to parent company	50	63	70
Other taxation and social security	704	704	682
Other payables	428	648	527
Accrued expenses	492	382	418
Deferred income[a]	1,525	1,474	1,435
	7,190	7,476	7,463

At 31 March	2018 £m	2017 £m	2016 £m

Non-current
Other payables[b]	871	885	876
Deferred income[a]	455	413	230
	1,326	1,298	1,106

[a] Includes £132m (2016/17: £71m, 2015/16: £71m) current and £404m (2016/17: £375m, 2015/16: £187m) non-current liabilities relating to the Broadband Delivery UK programme, for which grants received by the group may be subject to re-investment or repayment depending on the level of take-up.

[b] Other payables relate to operating lease liabilities and deferred gains on a 2001 sale and finance leaseback transaction.